CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues:
Total revenues		$ 2,089,132	$ 1,614,173	$ 1,210,127
Cost of revenues	[1],[2]	336,021	268,807	210,285
Gross profit		1,753,111	1,345,366	999,842
Operating expenses:
Research and development	[1],[2]	963,326	763,188	579,134
Marketing and sales	[1],[2]	372,909	299,683	268,356
General and administrative	[2]	315,242	268,409	215,714
Total operating expenses		1,651,477	1,331,280	1,063,204
Operating income (loss)		101,634	14,086	(63,362)
Other non-operating expense, net		(620,759)	(338,486)	(535,453)
Finance income		7,174	27,801	33,500
Finance costs		(122,713)	(49,610)	(40,241)
Loss before income tax expense		(634,664)	(346,209)	(605,556)
Income tax expense		(61,651)	(4,445)	(32,065)
Net loss		$ (696,315)	$ (350,654)	$ (637,621)
Net loss per share attributable to ordinary shareholders:
Basic (USD per share)		$ (2.79)	$ (1.43)	$ (2.67)
Diluted (USD per share)		$ (2.79)	$ (1.43)	$ (2.67)
Weighted-average shares outstanding used to compute net loss per share attributable to ordinary shareholders:
Basic (shares)		249,679	244,844	238,611
Diluted (shares)		249,679	244,844	238,611
Subscription
Revenues:
Total revenues		$ 1,324,064	$ 931,455	$ 633,950
Maintenance
Revenues:
Total revenues		522,971	469,350	394,526
Perpetual license
Revenues:
Total revenues		84,806	95,162	93,593
Other
Revenues:
Total revenues		$ 157,291	$ 118,206	$ 88,058

[1]	Amounts include amortization of acquired intangible assets, as follows:

Cost of revenues	$22,394	$29,509	$27,997
Research and development	168	166	60
Marketing and sales	9,192	12,860	28,744

[2]	Amounts include share-based payment expense, as follows:

Cost of revenues	$24,739	$19,787	$17,450
Research and development	253,328	204,150	149,049
Marketing and sales	46,978	41,960	39,303
General and administrative	60,687	47,498	51,960